Suite 1919, 45 Rockefeller Plaza

630 Fifth Avenue

New York, NY 10111, USA

T:（1-737）215-8491

F:（1-917）672-3642

junheny@junhe.com

April 21, 2023

CONFIDENTIAL SUBMISSION VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Confidential Submission of Draft Registration Statement on Form F-1 of Creative Global Technology Holdings Limited

Ladies and Gentlemen:

On behalf of Creative Global Technology Holdings Limited, a Cayman Islands exempted company (the “Company”), we are submitting a draft Registration Statement on Form F-1 (the “Registration Statement”) via EDGAR to the Securities and Exchange Commission (the “SEC”) for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering (the “IPO”) of the Company’s ordinary shares.

The Company undertakes to publicly file the Registration Statement and the non-public draft submissions at least 15 days before the Company commences its road show, or in absence of a roadshow, at least 15 days prior to the anticipated date of effectiveness for the Registration Statement.

If you have any questions or comments concerning this submission or require any additional information, please contact me by phone at +1 (917) 661 8175 or via e-mail at loul@junhe.com.

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www.junhe.com

Very truly yours,

/s/ Lan Lou
Lan Lou

cc:

Shangzhao (“Cizar”) Hong, Director and Chief Executive Officer, Creative Global Technology Holdings Limited

Hei Tung (“Angel”) Siu, Director and Chief Operating Officer, Creative Global Technology Holdings Limited

Hung Leung (“Alan”) Tsang, Chief Financial Officer, Creative Global Technology Holdings Limited

Edward Chen, Partner, Wei, Wei & Co.

Fang Liu, Partner, VCL Law LLP